Submission	Mar. 21, 2025
Submission [Line Items]
Central Index Key	0001794669
Registrant Name	SHIFT4 PAYMENTS, INC.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES